Consolidated Statements Of Changes In Shareholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Surplus [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2007
Other comprehensive income, net of tax:
Cumulative effect of change in accounting					$ 688,000
Balance at Dec. 31, 2008	281,873,000	26,611,000	571,887,000	(122,290,000)	318,793,000	(10,302,000)	1,066,572,000
Comprehensive income:
Net income					73,069,000		73,069,000
Other comprehensive income, net of tax:
Unrealized gains (losses) on securities, net of reclassification adjustment						877,000	877,000
Unrealized gains on derivative instruments						3,112,000	3,112,000
Comprehensive income							77,058,000
Cash dividends declared on common stock					(6,463,000)		(6,463,000)
Dividends on preferred stock					(16,605,000)		(16,605,000)
Accretion on preferred stock	2,951,000				(2,951,000)
Stock-based compensation			6,853,000				6,853,000
Cumulative effect of change in accounting					309,000	(309,000)
Common stock issued for:
Exercise of stock options and warrants		213,000	3,144,000				3,357,000
Restricted stock awards		84,000	(835,000)	(443,000)			(1,194,000)
Employee stock purchase plan		119,000	2,376,000				2,495,000
Director compensation plan		52,000	6,514,000				6,566,000
Balance at Dec. 31, 2009	284,824,000	27,079,000	589,939,000	(122,733,000)	366,152,000	(6,622,000)	1,138,639,000
Comprehensive income:
Net income					63,329,000		63,329,000
Other comprehensive income, net of tax:
Unrealized gains (losses) on securities, net of reclassification adjustment						(64,000)	(64,000)
Unrealized gains on derivative instruments						1,330,000	1,330,000
Comprehensive income							64,595,000
Cash dividends declared on common stock					(4,991,000)		(4,991,000)
Dividends on preferred stock					(16,188,000)		(16,188,000)
Accretion on preferred stock	3,455,000				(3,455,000)
Redemption of Series B preferred stock	(250,000,000)						(250,000,000)
Non-cash deemed preferred stock dividend	11,361,000				(11,361,000)
Stock-based compensation			4,640,000				4,640,000
Cumulative effect of change in accounting					(1,132,000)	(156,000)	(1,288,000)
Issuance of prepaid common stock purchase contracts			179,316,000				179,316,000
Common stock issued for:
New issuance, net of costs		7,473,000	184,684,000	122,951,000			315,108,000
Exercise of stock options and warrants		159,000	3,136,000				3,295,000
Restricted stock awards		64,000	(87,000)	(218,000)			(241,000)
Employee stock purchase plan		41,000	1,354,000				1,395,000
Director compensation plan		48,000	2,221,000				2,269,000
Balance at Dec. 31, 2010	49,640,000	34,864,000	965,203,000		392,354,000	(5,512,000)	1,436,549,000
Comprehensive income:
Net income					77,575,000		77,575,000
Other comprehensive income, net of tax:
Unrealized gains (losses) on securities, net of reclassification adjustment						1,525,000	1,525,000
Unrealized gains on derivative instruments						1,109,000	1,109,000
Comprehensive income							80,209,000
Cash dividends declared on common stock					(6,344,000)		(6,344,000)
Dividends on preferred stock					(4,000,000)		(4,000,000)
Accretion on preferred stock	128,000				(128,000)
Common stock repurchases				(112,000)			(112,000)
Stock-based compensation			5,692,000				5,692,000
Common stock issued for:
Acquisitions		883,000	25,603,000				26,486,000
Exercise of stock options and warrants		86,000	1,504,000				1,590,000
Restricted stock awards		57,000	(132,000)				(75,000)
Employee stock purchase plan		67,000	2,032,000				2,099,000
Director compensation plan		25,000	1,414,000				1,439,000
Balance at Dec. 31, 2011	$ 49,768,000	$ 35,982,000	$ 1,001,316,000	$ (112,000)	$ 459,457,000	$ (2,878,000)	$ 1,543,533,000